DEBT (Tables)	12 Months Ended
Oct. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes the components of our short-term and long-term debt:

	October 31,
	2018	2017
	(in millions)

2019 Senior Notes at 3.30% ($500 face amount less unamortized costs of $1 and $2)	$499	$498
2024 Senior Notes at 4.55% ($600 face amount less unamortized costs of $3 and $4)	597	596
2027 Senior Notes at 4.60% ($700 face amount less unamortized costs of $6 and $6)	694	694
Senior Unsecured Term loan	—	260
Total Debt	1,790	2,048
Less: Short-term and current portion of long-term debt	499	10
Long-Term Debt	$1,291	$2,038